Earnings Per Share (Details) - Schedule of computation of basic and diluted earnings per share - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of computation of basic and diluted earnings per share [Abstract]
Net income	¥ 114,852,526	¥ 534,643,942	¥ 860,908,711
Basic weighted average number of common shares outstanding	1,371,643,240	1,371,643,240	1,251,608,224
Effect of dilutive share options	¥ 153,589,125	¥ 96,143,147	¥ 137,727,545
Dilutive weighted average number of ordinary shares	1,525,232,365	1,467,786,387	1,389,335,769
Basic earnings per share	¥ 0.08	¥ 0.39	¥ 0.69
Diluted earnings per share	¥ 0.08	¥ 0.36	¥ 0.62